Summary of Movements In Investment Balances (Detail) - BRL (R$) R$ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments Schedule [Abstract]
Beginning balance	R$ 136,510	R$ 135,652	R$ 135,652	R$ 154,890
Share of profits of subsidiaries	(13,842)	R$ 1,587	(433)	(5,118)	R$ (21,883)
Associates' share of other comprehensive income	(727)		1,949	(8,541)
Equity in investees recognized in held-for-sale assets	6,874
Decrease of investments in associates	(9,847)
Other	302		(658)	(5,579)
Ending balance	R$ 119,270		R$ 136,510	R$ 135,652	R$ 154,890